UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2012 (Unaudited)

DWS LifeCompass 2030 Fund
	Shares	Value ($)
Equity - Equity Funds 66.7%
DWS Capital Growth Fund "Institutional" (a)	89,154	5,353,678
DWS Core Equity Fund "Institutional" (a)	309,329	5,645,258
DWS Diversified International Equity Fund "Institutional" (a)	452,868	3,124,790
DWS Dreman Mid Cap Value Fund "Institutional" (a)	58,899	700,305
DWS Dreman Small Cap Value Fund "Institutional" (a)	51,162	1,879,692
DWS EAFE Equity Index Fund "Institutional" (a)	244,076	2,992,371
DWS Emerging Markets Equity Fund "Institutional" (a)	152,258	2,433,082
DWS Equity 500 Index Fund "Institutional" (a)	74,951	12,095,624
DWS Equity Dividend Fund "Institutional" (a)	105,599	3,684,342
DWS Global Small Cap Growth Fund "Institutional" (a)	17,916	701,606
DWS Global Thematic Fund "Institutional" (a)	37,676	847,324
DWS International Fund "Institutional" (a)	25,465	1,078,172
DWS Large Cap Value Fund "Institutional" (a)	78,194	1,433,305
DWS RREEF Real Estate Securities Fund "Institutional" (a)	30,453	646,822
DWS Small Cap Core Fund "S"* (a)	31,251	598,457
DWS Small Cap Growth Fund "Institutional"* (a)	57,855	1,415,144
DWS Technology Fund "Institutional"* (a)	78,410	1,210,646
DWS World Dividend Fund "Institutional" (a)	31,187	750,052

Total Equity - Equity Funds (Cost $41,746,551)		46,590,670
Equity - Exchange-Traded Funds 9.9%
iShares MSCI Australia Index Fund	24,819	619,730
iShares MSCI Canada Index Fund	31,656	889,850
iShares MSCI Germany Index Fund	26,927	633,323
iShares MSCI Italy Index Fund	51,444	655,911
iShares MSCI Japan Index Fund	60,740	566,704
iShares MSCI United Kingdom Index Fund	103,745	1,834,212
iShares S&P U.S. Preferred Stock Index Fund	8,052	321,436
SPDR Barclays Capital Convertible Securities Fund	17,300	689,232
Vanguard FTSE All World ex-U.S. Small-Cap Fund	7,941	702,461

Total Equity - Exchange-Traded Funds (Cost $6,342,508)		6,912,859
Fixed Income - Bond Funds 20.9%
DWS Core Fixed Income Fund "Institutional" (a)	451,234	4,571,002
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	207,840	698,342
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	32,895	371,717
DWS Enhanced Global Bond Fund "S" (a)	345,035	3,612,515
DWS High Income Fund "Institutional" (a)	142,900	701,640
DWS U.S. Bond Index Fund "Institutional" (a)	413,813	4,601,596

Total Fixed Income - Bond Funds (Cost $14,328,049)		14,556,812
Fixed Income - Exchange-Traded Fund 0.5%
WisdomTree Emerging Markets Local Debt Fund (Cost $306,514)	6,303	332,420
Market Neutral Fund 1.0%
DWS Disciplined Market Neutral Fund "Institutional" (a) (Cost $689,436)	72,213	699,748
Fixed Income - Money Market Fund 1.4%
Central Cash Management Fund, 0.17% (a) (b) (Cost $980,418)	980,418	980,418

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $64,393,476) †	100.4	70,072,927
Other Assets and Liabilities, Net	(0.4)	(269,286)

Net Assets	100.0	69,803,641

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $64,910,555.  At November 30, 2012, net unrealized appreciation for all securities based on tax cost was $5,162,372.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,134,149 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $971,777.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.

A summary of the Fund’s transactions with affiliated funds during the period ended November 30, 2012 is as follows:

Affiliate	Value ($) at 8/31/2012	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distributions ($)	Capital Gain Distributions	Value ($) at 11/30/2012
DWS Capital Growth Fund	5,538,684	—	170,000	5,668	—	—	5,353,678
DWS Core Equity Fund	5,415,912	57,665	—	—	17,665	—	5,645,258
DWS Diversified International Equity Fund	2,948,172	—	—	—	—	—	3,124,790
DWS Dreman Mid Cap Value Fund	677,923	—	—	—	—	—	700,305
DWS Dreman Small Cap Value Fund	1,901,757	—	70,000	(4,003)	—	—	1,879,692
DWS EAFE Equity Index Fund	2,667,394	150,000	—	—	—	—	2,992,371
DWS Emerging Markets Equity Fund	2,130,250	190,000	—	—	—	—	2,433,082
DWS Equity 500 Index Fund	11,904,011	107,737	—	—	52,737	—	12,095,624
DWS Equity Dividend Fund	4,149,885	27,009	450,000	54,082	27,009	—	3,684,342
DWS Global Small Cap Growth Fund	660,499	15,000	5,000	(405)	—	—	701,606
DWS Global Thematic Fund	818,690	—	—	—	—	—	847,324
DWS International Fund	1,024,951	—	—	—	—	—	1,078,172
DWS Large Cap Value Fund	1,477,289	7,817	60,000	(4,524)	7,817	—	1,433,305
DWS RREEF Real Estate Securities Fund	665,900	2,823	—	—	2,823	—	646,822
DWS Small Cap Core Fund	513,309	75,000	—	—	—	—	598,457
DWS Small Cap Growth Fund	1,469,236	—	50,000	1,832	—	—	1,415,144
DWS Technology Fund	1,465,584	—	180,000	44,262	—	—	1,210,646
DWS World Dividend Fund	734,184	4,409	—	—	4,409	—	750,052
DWS Core Fixed Income Fund	2,956,334	1,594,776	—	—	24,776	—	4,571,002
DWS Enhanced Commodity Strategy Fund	661,343	60,244	—	—	10,244	—	698,342

DWS Enhanced Emerging Markets Fixed Income Fund	336,902	23,155	—	—	3,155	—	371,717
DWS Enhanced Global Bond Fund	3,764,523	1,007,824	1,255,000	(9,928)	22,824	—	3,612,515
DWS High Income Fund	829,903	13,368	150,000	2,759	13,368	—	701,640
DWS U.S. Bond Index Fund	3,296,503	1,314,841	—	—	24,841	—	4,601,596
DWS Disciplined Market Neutral Fund	992,527	—	300,000	1,206	—	—	699,748
Central Cash Management Fund	833,112	2,438,527	2,291,221	—	—	—	980,418
	59,834,777	7,090,195	4,981,221	90,949	211,668	—	62,827,648

(b) The rate shown is the annualized seven-day yield at period end.
EAFE: Europe, Australasia and Far East
FTSE: Financial Times and the London Stock Exchange
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$46,590,670	$—	$—	$46,590,670
Exchange-Traded Funds(c)	7,245,279	—	—	7,245,279
Bond Funds	14,556,812	—	—	14,556,812
Market Neutral Fund	699,748	—	—	699,748
Money Market Funds	980,418	—	—	980,418
Total	$70,072,927	$—	$—	$70,072,927

There have been no transfers between fair value measurement levels during the period ended November 30, 2012.

(c)  See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2030 Fund, a series of DWS Target Date Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 23, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 23, 2013